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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM 13F

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                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):              [ ]  is a restatement.
                                               [ ]  adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:      Becky M. Horchler
Address:   131 North North Church Street
           P. O. Box 1220
           Rocky Mount, NC 27802

Form 13F File Number: 028-03824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:      Becky M. Horchler
Title:     Trust Operations Manager
Phone:     252-454-8307

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ Becky M. Horchler             Rocky Mount, NC                 10/18/04
---------------------             ---------------                 --------
     [Signature]                   [City, State]                   [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     10

Form 13F Information Table Value Total:                  4,220
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
1REPORT PTR289 1C CENTURA BANK             SECURITIES AND EXCHANGE COMMISSION FORM 13 F                 10/12/2004            PAGE 1
ASSETS AS OF 09/30/04
 - - - - COL1 - - - - - - - - COL2 - - - - - COL3 - - - COL4 - - - - COL5 - - - - - COL6 - - - COL7 - - - - - - - COL8 - - - - - -
                                                                                 INVESTMENT
                                                      MARKET                     DISCRETION                 VOTING AUTHORITY
                                                      VALUE         SHS OR      SOLE SHR OTHER  OTHR      SOLE    SHARED    NONE
NAME OF ISSUER          TITLE OF CLASS      CUSIP    (X$1000)       PRN AMT     (A)  (B)  (C)   MGRS       (A)      (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------
DNAPRINT GENOMICS INC   COM               23324Q103        0       15,000 SH     X                        15,000
DEVON ENERGY CORP NEW   COM               25179M103      158        2,225 SH     X                         2,225
DEVON ENERGY CORP NEW   COM               25179M103       50          700 SH               X                 700
EXXON MOBIL CORP        COM               30231G102      113        2,345 SH     X                         2,345
EXXON MOBIL CORP        COM               30231G102      254        5,252 SH               X               5,252
NUVEEN VA PREM INCOME
MUN FD                  COM               67064R102      293       17,291 SH     X                        17,291
SPDR TR                 UNIT SER 1        78462F103      475        4,248 SH     X                         4,248
TAMARACK FDS TR         LRG CAP EQTY 1    87505V405      624       62,580 SH     X                        61,752     827     27
TAMARACK FDS TR         SML CAP EQTY 1    87505V819      453       32,359 SH     X                        32,053     306      6
TAMARACK FDS TR         MID CAP EQTY 1    87505V876    1,800      152,431 SH     X                       151,763     667     67

FINAL TOTALS                                           4,220

FORM 13F INFORMATION TABLE ENTRY TOTAL    10
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